Income Taxes (Schedule Of Rollforward Of Unrecognized Tax Benefits)(Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance, Beginning	$ 6,621,000	$ 17,638,000
Increases related to prior year tax positions	960,000	0
Decreases related to prior year tax positions		(1,688,000)
Increases related to current year tax positions	868,000
Settlements		(7,386,000)
Lapse of statutes	(3,242,000)	(1,943,000)
Balance, Ending	$ 5,207,000	$ 6,621,000